REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8%
	ASSET MANAGEMENT — 2.3%
800,000	Charles Schwab Corporation (The)(a)	H15T5Y + 3.168%	4.0000	Perpetual	$ 799,171
500,000	FS KKR Capital Corporation		3.1250	10/12/28	468,577
					1,267,748
	AUTOMOTIVE — 4.6%
650,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	646,699
600,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	563,753
63,000	General Motors Financial Company, Inc.		4.0000	10/06/26	62,962
730,000	General Motors Financial Company, Inc.(a)	H15T5Y + 4.997%	5.7000	Perpetual	717,697
525,000	Nissan Motor Acceptance Company, LLC(b)		6.1250	09/30/30	517,330
					2,508,441
	BANKING — 2.5%
250,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	249,348
320,000	Citizens Financial Group, Inc.(a)	H15T5Y + 3.215%	4.0000	Perpetual	316,614
500,000	KeyBank NA		3.4000	05/20/26	499,658
300,000	M&T Bank Corporation(a)	H15T5Y + 2.679%	3.5000	Perpetual	295,870
					1,361,490
	BIOTECH & PHARMA — 2.1%
658,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	653,658
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	499,740
					1,153,398
	COMMERCIAL SUPPORT SERVICES — 0.3%
150,000	Aramark Services, Inc.(b)		5.0000	02/01/28	149,778

	ELECTRIC UTILITIES — 4.6%
400,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	394,222
650,000	CenterPoint Energy, Inc.(a)	H15T5Y + 3.254%	7.0000	02/15/55	672,985
275,000	CMS Energy Corporation 4.75%(a)	H15T5Y + 4.116%	4.7500	06/01/50	270,225
1,159,000	Southern Company (The)(a)	H15T5Y + 2.915%	3.7500	09/15/51	1,154,907
					2,492,339
	ENTERTAINMENT CONTENT — 0.4%
250,000	Univision Communications, Inc.(b)		4.5000	05/01/29	238,616

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)			Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.3%
175,000	Charles River Laboratories International, Inc.(b)			4.2500	05/01/28	$ 172,325

	LEISURE FACILITIES & SERVICES — 1.5%
175,000	NCL Corporation Ltd.(b)			5.8750	01/15/31	170,428
400,000	Penn National Gaming, Inc.(b)			4.1250	07/01/29	380,850
250,000	Station Casinos, LLC(b)			4.5000	02/15/28	246,552
						797,830
	OIL & GAS PRODUCERS — 0.3%
150,000	Enbridge, Inc.(a)		TSFR3M + 3.680%	5.5000	07/15/77	150,224

	SPECIALTY FINANCE — 1.8%
1,000,000	Ally Financial, Inc.(a)		H15T7Y + 3.481%	4.7000	Perpetual	962,917

	TRANSPORTATION & LOGISTICS — 5.1%
1,000,000	Air Canada(b)			3.8750	08/15/26	997,884
1,000,000	American Airlines 2025-1 Class B Pass Through			5.6500	11/11/34	996,839
625,000	Delta Air Lines Inc / SkyMiles IP Ltd.(b)			4.7500	10/20/28	625,787
150,000	United Airlines, Inc.(b)			4.6250	04/15/29	148,139
						2,768,649
	TOTAL CORPORATE BONDS (Cost $13,896,373)					14,023,755

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.9%
	U.S. TREASURY BILLS — 47.9%
26,000,000	United States Treasury Bill(c)			3.5600	06/09/26	25,898,952

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $25,899,173)					25,898,952

Contracts(d)
	INDEX OPTIONS PURCHASED - 1.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED – 0.9%
10	S&P 500 INDEX	IB	05/15/2026	$ 7,000	$ 7,000,000	$ 247,250
5	S&P 500 INDEX	IB	06/18/2026	6,800	3,400,000	246,625
	TOTAL CALL OPTIONS PURCHASED (Cost - $165,600)					493,875

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Contracts(d)
INDEX OPTIONS PURCHASED - 1.0% (Continued)
		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 0.1%
10	S&P 500 INDEX	IB	06/18/2026	$ 6,500	$ 6,500,000	$ 26,800
TOTAL PUT OPTIONS PURCHASED (Cost - $239,100)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $404,700)					520,675

	TOTAL INVESTMENTS - 74.7% (Cost $40,200,246)					$ 40,443,382
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.3%					13,611,934
	NET ASSETS - 100.0%					$ 54,055,316

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker/Counterparty	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
105	CME E-Mini Standard & Poor's 500 Index Future		IB	06/22/2026	$ 38,029,688	$ 2,340,635
TOTAL FUTURES CONTRACTS

B.V. -Besloten Vennootschap IB -Interactive Broker LLC -Limited Liability Company LTD -Limited Company N.A. -National Association S.A. -Société Anonyme
H15T5Y US Treasury Yield Curve Rate T Note Constant Maturity 5 Year H15T7Y US Treasury Yield Curve Rate T Note Constant Maturity 7 Year TSFR3M Term SOFR Secured Overnight Financing Rate 3 Months

(a)	Variable rate security; the rate shown represents the rate on April 30, 2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is 3,897,036 or 7.2% of net assets.
(c)	Zero coupon bond.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.